30. Financial expenses (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial expenses
Interest on loans and financing		R$ (70,400)	R$ (116,735)	R$ (96,682)
Interest on taxes and fees		(43,616)	(28,396)	(15,409)
Swap interest		(45,970)	(24,604)	(32,424)
Interest on lease		(766,263)	(821,463)	(266,328)
Inflation adjustment	[1]	(161,892)	(191,309)	(340,175)
Discounts granted		(33,725)	(36,047)	(38,858)
Other expenses		(120,389)	(189,499)	(161,563)
Financial expenses, net		R$ (1,242,255)	R$ (1,408,053)	R$ (951,439)

[1]	Substantial part related to inflation adjustment on provision for legal and administrative proceedings (R$ 137,379 in 2020 - note 23).